UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS




THE ADVISORS' INNER CIRCLE FUND II                                             REAVES SELECT
                                                                               RESEARCH FUND
                                                                            OCTOBER 31, 2005
                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.3%
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------

COMMUNICATIONS EQUIPMENT -- 0.3%
    Qualcomm                                                           5,000  $       198,800
                                                                              ---------------
CONCRETE & MINERAL PRODUCTS -- 0.1%
    Birch Mountain Resources Ltd.*                                     9,000           44,280
                                                                              ---------------
DRUGS -- 0.1%
    Pfizer                                                             3,470           75,438
                                                                              ---------------
ELECTRIC UTILITIES -- 38.0%
    Ameren                                                            13,075          687,745
    Constellation Energy Group                                        70,760        3,877,648
    Dominion Resources                                                33,568        2,553,853
    Duke Energy                                                      123,850        3,279,548
    Enel ADR                                                          22,000          883,300
    Exelon                                                            60,549        3,150,365
    FirstEnergy                                                       15,000          712,500
    FPL Group                                                         32,050        1,380,073
    Great Plains Energy                                               43,000        1,234,530
    ITC Holdings*                                                     21,600          594,000
    PG&E*                                                                500           18,190
    PNM Resources                                                     38,000          963,300
    PPL                                                               40,000        1,253,600
    SCANA                                                             20,000          793,400
    Sierra Pacific Resources*                                         30,000          388,500
    TransAlta                                                         16,000          317,440
    TXU                                                               36,000        3,627,000
                                                                              ---------------
                                                                                   25,714,992
                                                                              ---------------
ENERGY -- 22.5%
    Ashland                                                           33,150        1,773,856
    BP ADR*                                                           53,741        3,568,402
    ConocoPhillips                                                    18,000        1,176,840
    Exxon Mobil                                                       54,911        3,082,704
    National-Oilwell*                                                 10,000          624,700
    Schlumberger Ltd.                                                  8,500          771,545
    Talisman Energy                                                   15,100          668,779
    Todco, Cl A*                                                      50,000        2,237,500
    Transocean*                                                       23,000        1,322,270
                                                                              ---------------
                                                                                   15,226,596
                                                                              ---------------
FINANCIAL SERVICES -- 1.1%
    Berkshire Hathaway, Cl B*                                            200          563,000
    Wells Fargo                                                        2,512          151,222
                                                                              ---------------
                                                                                      714,222
                                                                              ---------------
GAS -- 18.9%
    Energen                                                           10,000          376,000
    Equitable Resources                                               17,200          664,780
    Oneok                                                            101,950        2,930,043
    Sempra Energy                                                     75,000        3,322,500
    South Jersey Industries                                           53,050        1,482,748
    Southern Union*                                                   42,000          987,840
    Southwest Gas                                                     30,000          817,800




THE ADVISORS' INNER CIRCLE FUND II                                             REAVES SELECT
                                                                               RESEARCH FUND
                                                                            OCTOBER 31, 2005
                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                  SHARES/
                                                                FACE AMOUNT        VALUE
                                                              --------------  ---------------
GAS -- CONTINUED
    Williams                                                         100,000  $     2,230,000
                                                                              ---------------
                                                                                   12,811,711
                                                                              ---------------
PETROLEUM REFINING -- 3.3%
    Marathon Oil                                                       7,836          471,414
    Royal Dutch Shell ADR, Cl A                                       24,358        1,511,170
    Royal Dutch Shell ADR, Cl B                                        3,822          249,997
                                                                              ---------------
                                                                                    2,232,581
                                                                              ---------------
TELECOMMUNICATION SERVICES -- 13.0%
    Alltel                                                            16,675        1,031,516
    AT&T                                                              38,000          751,640
    BCE                                                               30,000          742,500
    Citizens Communications                                          165,000        2,019,600
    CommScope*                                                        65,000        1,268,800
    SBC Communications                                                67,413        1,607,800
    Sprint                                                            25,000          582,750
    Vodafone Group ADR*                                               31,000          814,060
                                                                              ---------------
                                                                                    8,818,666
                                                                              ---------------

    TOTAL COMMON STOCK
        (Cost $48,591,024)                                                         65,837,286
                                                                              ---------------
---------------------------------------------------------------------------------------------
CORPORATE OBLIGATION -- 0.3%
---------------------------------------------------------------------------------------------
    Calpine
        7.875%, 04/01/08                                      $ 325,000               162,500
                                                                              ---------------

    TOTAL CORPORATE OBLIGATION
        (Cost $282,102)                                                               162,500
                                                                              ---------------
---------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
---------------------------------------------------------------------------------------------
GAS -- 0.1%
    Public Service Enterprise Group                                    1,000           79,570
                                                                              ---------------

    TOTAL PREFERRED STOCK
        (Cost $39,560)                                                                 79,570
                                                                              ---------------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.2%
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 2.2%
    SEI Daily Income Trust,
    Government Fund, Cl A, 3.72% **                                  750,098          750,098
    SEI Daily Income Trust,
    Prime Obligation Fund, Cl A, 3.74% **                            727,010          727,010
                                                                              ---------------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $1,477,108)                                                           1,477,108
                                                                              ---------------

    TOTAL INVESTMENTS -- 99.9%
        (Cost $50,389,794)+                                                      $ 67,556,464
                                                                              ===============

         PERCENTAGES ARE BASED ON NET ASSETS OF $67,639,947.

       * NON-INCOME PRODUCING SECURITY




THE ADVISORS' INNER CIRCLE FUND II                                             REAVES SELECT
                                                                               RESEARCH FUND
                                                                            OCTOBER 31, 2005
                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------
       ** RATE SHOWN IS THE 7-DAY YIELD AS THE OCTOBER 31, 2005.
      ADR AMERICAN DEPOSITARY RECEIPT
       CL CLASS
     LTD. LIMITED

        + AT OCTOBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
          $50,389,794 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
          $18,011,468 AND ($844,798) RESPECTIVELY.

          FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
          INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO
          THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                              WHR-QH-001-0200



ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date:  December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date:  December 22, 2005

By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date:  December 22, 2005

* Print the name and title of each signing officer under his or her signature.